Subsequent Events (Narrative) (Details) $ in Millions	1 Months Ended
Sep. 18, 2023 USD ($)
Subsequent Event [Member] | FormFactor, Inc [Member]
Subsequent Event [Line Items]
Purchase price in cash	$ 100